LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
LONG-TERM DEBT
Components of the Company's outstanding debt obligations

The components of the Company’s outstanding debt obligations consisted of the following (in thousands):

	October 2,2021	December 31, 2020
Term loan	$238,314	$228,147
Less: Unamortized discount and debt issuance costs	(4,113)	(6,651)
Total debt	234,201	221,496
Less: Current portion of long-term debt	(14,234)	(13,042)
Total long-term debt	$219,967	$208,454

The components of the Company’s outstanding debt obligations consisted of the following (in thousands):

	December 31,
	2019	2020
Term loan	$232,191	$228,147
Less: Unamortized discount and debt issuance costs	(8,968)	(6,651)
Total debt	223,223	221,496
Less: Current portion of long-term debt	(6,891)	(13,042)
Total long-term debt	$216,332	$208,454

Components of interest expense

Principal payments due on the outstanding debt in the next five fiscal years, excluding any potential payments based on excess cash flow levels, are as follows (in thousands):

Year Ended	Term Loan Facility
Remainder of fiscal 2021	$3,558
2022	14,234
2023	14,234
2024	14,234
2025	192,054
$238,314

The Company recorded interest expense associated with the Revolving Credit Facility, Second Amendment and interest rate swap, as follows (in thousands):

	Year Ended
	December 31,
	2019	2020
Cash interest expense	$19,488	$15,625
Amortization of debt issuance costs	2,968	2,179
Amortization of original issue discount	183	138
Interest rate swap	—	334
Gain on extinguishment of debt	—	(25)
Total interest expense	$22,639	$18,251

Principal payments due on the outstanding debt

Principal payments due on the outstanding debt in the next five fiscal years, excluding any potential payments based on excess cash flow levels, are as follows (in thousands):

Term Loan
Year Ended	Facility
2021	$13,042
2022	13,042
2023	13,042
2024	13,042
2025	175,979
$228,147